Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	61 Months Ended		104 Months Ended		106 Months Ended	120 Months Ended
		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025		Nov. 30, 2025		Nov. 30, 2025 [3]	Nov. 30, 2025
American Funds® Developing World Growth and Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	22.71%	3.14%						5.73%
American Funds® Developing World Growth and Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	28.37%	3.58%						5.70%
American Funds® Developing World Growth and Income Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	27.28%	4.10%			5.39%	[2]
American Funds® Developing World Growth and Income Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class F-1
Average Annual Return, Percent	[1]	30.38%	4.42%						6.39%
American Funds® Developing World Growth and Income Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class F-2
Average Annual Return, Percent	[1]	30.66%	4.71%						6.68%
American Funds® Developing World Growth and Income Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class F-3
Average Annual Return, Percent	[1]	30.92%	4.82%					6.36%
American Funds® Developing World Growth and Income Fund Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	25.71%	3.60%						5.95%
American Funds® Developing World Growth and Income Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	28.30%	3.52%						5.91%
American Funds® Developing World Growth and Income Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-E
Average Annual Return, Percent	[1]	30.10%	4.17%						6.16%
American Funds® Developing World Growth and Income Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	27.32%	4.06%			5.35%	[4]
American Funds® Developing World Growth and Income Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-F-1
Average Annual Return, Percent	[1]	30.59%	4.61%						6.58%
American Funds® Developing World Growth and Income Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-F-2
Average Annual Return, Percent	[1]	30.77%	4.70%	6.93%	[5]
American Funds® Developing World Growth and Income Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-F-3
Average Annual Return, Percent	[1]	30.84%	4.75%	6.99%	[6]
American Funds® Developing World Growth and Income Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class R-1
Average Annual Return, Percent	[1]	29.44%	3.69%						5.63%
American Funds® Developing World Growth and Income Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class R-2
Average Annual Return, Percent	[1]	29.48%	3.68%						5.63%
American Funds® Developing World Growth and Income Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class R-2E
Average Annual Return, Percent	[1]	29.83%	3.98%						5.95%
American Funds® Developing World Growth and Income Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class R-3
Average Annual Return, Percent	[1]	30.03%	4.13%						6.10%
American Funds® Developing World Growth and Income Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class R-4
Average Annual Return, Percent	[1]	30.42%	4.45%						6.43%
American Funds® Developing World Growth and Income Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class R-5E
Average Annual Return, Percent	[1]	30.68%	4.66%						6.64%
American Funds® Developing World Growth and Income Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class R-5
Average Annual Return, Percent	[1]	30.73%	4.77%						6.75%
American Funds® Developing World Growth and Income Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class R-6
Average Annual Return, Percent	[1]	30.80%	4.82%						6.80%
Without Sales Load [Member] | American Funds® Developing World Growth and Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	30.26%	4.37%						6.36%
Without Sales Load [Member] | American Funds® Developing World Growth and Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	29.37%	3.58%						5.70%
Without Sales Load [Member] | American Funds® Developing World Growth and Income Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	30.60%	4.62%			5.70%	[2]
Without Sales Load [Member] | American Funds® Developing World Growth and Income Fund Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	30.28%	4.34%						6.33%
Without Sales Load [Member] | American Funds® Developing World Growth and Income Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	29.30%	3.52%						5.91%
Without Sales Load [Member] | American Funds® Developing World Growth and Income Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Developing World Growth and Income Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	30.65%	4.59%			5.65%	[4]
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	[7]	29.51%	5.06%	6.82%	[5],[6]	6.69%	[2],[4]	7.17%	7.85%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.